LEASES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 08, 2024	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Restricted cash		$ 57
Gain (loss) on termination of lease	$ (68)	$ 0	$ (68)
Disposal of leasehold improvements	$ 16